[CONSECO LOGO]
CONSECO VARIABLE INSURANCE COMPANY


Annual Report
to Contract Owners

December 31, 2000

                                              Conseco Variable Annuity Account G

ANNUAL REPORT TO CONTRACT OWNERS

TABLE OF CONTENTS


DECEMBER 31, 2000


================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT G                                          PAGE
Statement of Assets and Liabilities as of December 31, 2000 ................   2
Statement of Assets and Liabilities--Unit Progression
  as of December 31, 2000 ..................................................   4
Statements of Operations and Statements of Changes
  in Net Assets for the Year Ended December 31, 2000 .......................   6
Statements of Operations and Statements of Changes
  in Net Assets for the Year Ended December 31, 1999 .......................  14
Notes to Financial Statements ..............................................  20
Report of Independent Accountants ..........................................  24

CONSECO VARIABLE ANNUITY ACCOUNT G

STATEMENT OF ASSETS AND LIABILITIES


DECEMBER 31, 2000

================================================================================

                                             SHARES         COST        VALUE
--------------------------------------------------------------------------------
Assets:
  Investments in portfolio shares,
    at net asset value (Note 2):
    The Alger American Fund:
      Growth Portfolio ................        9,961.1  $   498,490  $   470,860
      Leveraged AllCap Portfolio ......       15,385.3      833,238      596,951
      MidCap Growth Portfolio .........       15,526.3      505,190      475,415
      Small Capitalization
        Portfolio .....................        5,348.9      206,445      125,646
    American Century
      Variable Portfolios, Inc:
      Income and Growth Fund ..........       18,741.2      146,996      133,250
      International Fund ..............        8,186.8       81,049       83,751
      Value Fund ......................       12,970.2       72,221       86,511
    Berger Institutional
      Products Trust:
      Growth Fund .....................        7,158.5      138,976      109,667
      Growth and Income Fund ..........       22,393.5      620,244      514,602
      International Fund ..............            0.0            0            0
      New Generation Fund .............        1,501.5       14,940        8,889
      Small Company Growth Fund .......       17,865.1      471,195      386,065
    Conseco Series Trust:
      Balanced Portfolio ..............       43,368.7      674,507      583,384
      Conseco 20 Focus Portfolio ......        3,004.5       34,054       25,483
      Equity Portfolio ................       27,137.1      636,763      527,395
      Fixed Income Portfolio ..........       19,262.2      181,101      185,442
      Government Securities
        Portfolio .....................       15,655.0      174,011      180,642
      High Yield Portfolio ............        3,177.5       31,999       32,009
      Money Market Portfolio ..........   16,138,299.1   16,138,299   16,138,299
    The Dreyfus Socially
      Responsible Growth
      Fund, Inc. ......................        6,482.5      245,622      223,451
    Dreyfus Stock Index Fund ..........       21,065.1      766,624      716,215
    Dreyfus Variable
      Investment Fund:
      Disciplined Stock Portfolio .....        8,445.3      209,204      204,291
      International Value
        Portfolio .....................          498.8        7,218        6,744
    Federated Insurance Series:
      High Income Bond Fund II ........        7,949.0       76,878       67,248
      International Equity
        Fund II .......................        2,673.8       47,407       49,439
      Utility Fund  II ................        4,447.3       60,539       55,325
    Invesco Variable Investment
      Funds, Inc:
      Equity Income Fund ..............          785.6       16,743       16,271
      High Yield Fund .................        2,473.8       27,980       24,911
    Janus Aspen Series:
      Aggressive Growth Portfolio .....       29,532.6    1,569,084    1,072,034
      Growth Portfolio ................       30,860.5      861,259      817,187
      Worldwide Growth Portfolio ......       19,990.3      715,981      739,243
    Lazard Retirement
      Series, Inc:
      Equity Portfolio ................          998.9       11,193       10,189
      Small Cap Portfolio .............        5,426.4       61,303       63,761
    Lord Abbett Series Fund, Inc:
      Growth and Income Portfolio .....        4,649.0      101,853      118,317
    Mitchell Hutchins Series
      Trust:
      Growth and Income Portfolio .....           83.5        1,296        1,213
    Neuberger Berman Advisers
      Management Trust:
      Limited Maturity
        Bond Portfolio ................        5,951.5       77,151       78,500
      Partners Portfolio ..............        1,167.8       18,462       18,884
    Rydex Variable Trust:
      Nova Portfolio ..................        3,739.7       60,315       51,944
      OTC Portfolio ...................        6,544.5      218,196      149,411
    Seligman Portfolios, Inc.:
      Communications and
        Information Portfolio .........        1,508.4       33,553       22,325
      Global Technology Portfolio .....          607.9       15,344       12,244
    Strong Variable Insurance
      Funds, Inc:
      Mid Cap Growth Fund II ..........       33,268.8    1,009,138      787,140
    Strong Opportunity
      Fund II, Inc. ...................        6,063.2      164,800      145,152
    Van Eck Worldwide
      Insurance Trust:
      Worldwide Bond Fund .............        1,718.3       16,925       17,819
      Worldwide Emerging
        Markets Fund ..................        5,290.4       43,487       43,857
      Worldwide Hard Assets Fund ......            0.0            0            0
      Worldwide Real Estate Fund ......          117.4        1,098        1,246
--------------------------------------------------------------------------------
      Total assets ..............................................     26,178,622
Liabilities:
  Amounts due to Conseco
    Variable Insurance Company ..................................         26,281
--------------------------------------------------------------------------------
        Net assets ..............................................    $26,152,341
================================================================================
   The accompanying notes are an integral part of these financial statements.

CONSECO VARIABLE ANNUITY ACCOUNT G

December 31, 2000

================================================================================

                                               UNITS     UNIT VALUE     VALUE
--------------------------------------------------------------------------------
Net assets attributable to:
  Contract owners' deferred
    annuity reserves:
    The Alger American Fund:
      Growth Portfolio ................       24,110.0  $ 19.508797  $   470,357
      Leveraged AllCap Portfolio ......       24,609.2    24.232403      596,340
      MidCap Growth Portfolio .........       21,997.8    21.589900      474,930
      Small Capitalization Portfolio ..        8,575.7    14.636221      125,516
    American Century Variable
      Portfolios, Inc:
      Income and Growth Fund ..........       11,961.1    11.128329      133,107
      International Fund ..............        6,454.5    12.908643       83,319
      Value Fund ......................        8,125.6    10.635301       86,418
    Berger Institutional
      Products Trust:
      Growth Fund .....................        9,412.6    11.638939      109,553
      Growth and Income Fund ..........       33,232.4    15.469093      514,075
      International Fund ..............            0.0    11.491815            0
      New Generation Fund .............        1,513.1     5.868404        8,879
      Small Company Growth Fund .......       25,049.7    15.396206      385,670
    Conseco Series Trust:
      Balanced Portfolio ..............       32,255.9    18.068204      582,806
      Conseco 20 Focus Portfolio ......        3,022.6     8.422543       25,458
      Equity Portfolio ................       23,886.1    22.057288      526,863
      Fixed Income Portfolio ..........       15,479.7    11.966977      185,245
      Government Securities
        Portfolio .....................       15,136.1    11.922546      180,461
      High Yield Portfolio ............        3,125.5    10.230490       31,975
      Money Market Portfolio ..........    1,394,891.1    11.563425   16,129,719
    The Dreyfus Socially
      Responsible Growth Fund, Inc. ...       17,868.8    12.492077      223,218
    Dreyfus Stock Index Fund ..........       61,210.8    11.688284      715,449
    Dreyfus Variable
      Investment Fund:
      Disciplined Stock Portfolio .....       18,142.1    11.247839      204,059
      International Value
        Portfolio .....................          596.0    11.303066        6,737
    Federated Insurance Series:
      High Income Bond Fund II ........        7,554.1     8.892966       67,178
      International Equity
        Fund II .......................        2,594.7    18.835310       48,872
      Utility Fund II .................        5,617.0     9.839650       55,269
    Invesco Variable Investment
      Funds, Inc.:
      Equity Income Fund ..............        1,008.0    16.124931       16,254
      High Yield Fund .................        2,328.3    10.688067       24,885
    Janus Aspen Series:
      Aggressive Growth Portfolio .....       61,160.4    17.510449    1,070,946
      Growth Portfolio ................       58,881.7    13.863811      816,325
      Worldwide Growth Portfolio ......       51,935.0    14.203532      737,660
    Lazard Retirement
      Series, Inc:
      Equity Portfolio ................          915.4    11.118704       10,178
      Small Cap Portfolio .............        6,001.5    10.613111       63,695
    Lord Abbett Series Fund, Inc:
      Growth and Income Portfolio .....        6,916.9    17.087669      118,194
    Mitchell Hutchins Series Trust:
      Growth and Income Portfolio .....          119.3    10.159541        1,212
    Neuberger Berman Advisers
      Management Trust:
      Limited Maturity Bond
        Portfolio .....................        7,307.8    10.731190       78,421
      Partners Portfolio ..............        1,929.3     9.777755       18,864
    Rydex Variable Trust:
      Nova Portfolio ..................        3,425.8    15.145732       51,886
      OTC Portfolio ...................        6,312.5    23.642514      149,243
    Seligman Portfolios, Inc.:
      Communications and
        Information Portfolio .........        4,021.0     5.545786       22,300
      Global Technology Portfolio .....        1,816.0     6.733896       12,229
    Strong Variable Insurance
      Funds, Inc:
      Mid Cap Growth Fund II ..........       43,271.1    18.172031      786,324
    Strong Opportunity Fund II, Inc. ..       10,839.3    13.377293      145,000
    Van Eck Worldwide
      Insurance Trust:
      Worldwide Bond Fund .............        1,793.1     9.926791       17,800
      Worldwide Emerging
        Markets Fund ..................        6,428.5     5.943433       38,207
      Worldwide Hard Assets Fund ......            0.0     9.372311            0
      Worldwide Real Estate Fund ......          129.0     9.652941        1,245
--------------------------------------------------------------------------------
        Net assets ................................................  $26,152,341
================================================================================

   The accompanying notes are an integral part of these financial statements.

CONSECO VARIABLE ANNUITY ACCOUNT G

UNIT PROGRESSION

FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                                                                           AMERICAN
                                                                                                                           CENTURY
                                                                                                                           VARIABLE
                                                                        THE ALGER AMERICAN FUNDS                          PORTFOLIOS
                                                     =============================================================       ===========

                                                                       LEVERAGED          MIDCAP           SMALL          INCOME AND
                                                        GROWTH           ALLCAP           GROWTH       CAPITALIZATION       GROWTH
====================================================================================================================================
Number of units, beginning of year ................    16,371.5         17,588.0          9,297.9          2,423.9        42,619.5
Units purchased ...................................   229,222.5         22,034.6         17,086.6          6,519.3       223,866.7
Units redeemed ....................................  (221,484.0)       (15,013.4)        (4,386.7)          (367.5)     (254,525.1)
------------------------------------------------------------------------------------------------------------------------------------
  Number of units, end of year ....................    24,110.0         24,609.2         21,997.8          8,575.7        11,961.1
====================================================================================================================================

                                                           AMERICAN CENTURY
                                                         VARIABLE PORTFOLIOS
                                                             (CONTINUED)                    BERGER INSTITUTIONAL PRODUCTS TRUST
                                                     ===========================         ==========================================

                                                                                                        GROWTH AND
                                                     INTERNATIONAL       VALUE            GROWTH          INCOME       INTERNATIONAL
====================================================================================================================================
Number of units, beginning of year ................      35,027.7        9,758.4          3,034.5         44,588.5         213.7
Units purchased ...................................   3,677,367.1        9,247.0          7,597.4         80,644.9           0.0
Units redeemed ....................................  (3,705,940.3)     (10,879.8)        (1,219.3)       (92,001.0)       (213.7)
------------------------------------------------------------------------------------------------------------------------------------
  Number of units, end of year ....................       6,454.5        8,125.6          9,412.6         33,232.4           0.0
====================================================================================================================================

                                                           BERGER INSTITUTIONAL
                                                              PRODUCTS TRUST                        CONSECO SERIES TRUST
                                                                (CONTINUED)                              PORTFOLIOS
                                                        =========================         =========================================
                                                                          SMALL
                                                           NEW           COMPANY                           CONSECO
                                                        GENERATION        GROWTH          BALANCED         20 FOCUS         EQUITY
====================================================================================================================================
Number of units, beginning of year .................         0.0          2,342.1         18,121.9              0.0         4,335.2
Units purchased ....................................     1,513.1         25,605.4         20,920.0          3,643.3        22,252.6
Units redeemed .....................................         0.0         (2,897.8)        (6,786.0)          (620.7)       (2,701.7)
------------------------------------------------------------------------------------------------------------------------------------
  Number of units, end of year .....................     1,513.1         25,049.7         32,255.9          3,022.6        23,886.1
====================================================================================================================================

                                                                 CONSECO SERIES TRUST PORTFOLIOS (continued)
                                                       ==============================================================
                                                                                                                           DREYFUS
                                                                                                                           SOCIALLY
                                                        FIXED          GOVERNMENT          HIGH           MONEY          RESPONSIBLE
                                                        INCOME         SECURITIES         YIELD           MARKET           GROWTH
                                                       --------         --------         --------      -------------      --------
Number of units, beginning of year ................     8,054.0         10,693.4              0.0          724,556.2       8,134.5
Units purchased ...................................    14,954.8          9,272.2          4,446.5       23,088,148.8      11,601.1
Units redeemed ....................................    (7,529.1)        (4,829.5)        (1,321.0)     (22,417,813.9)     (1,866.8)
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units, end of year ....................    15,479.7         15,136.1          3,125.5        1,394,891.1      17,868.8
====================================================================================================================================


   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
                        DREYFUS VARIABLE                                                                       INVESCO VARIABLE
                        INVESTMENT FUNDS                       FEDERATED INSURANCE SERIES                      INVESTMENT FUNDS
                   ==========================        ==============================================        =========================
   DREYFUS
    STOCK          DISCIPLINED     INTERNATIONAL     HIGH INCOME      INTERNATIONAL                          EQUITY
    INDEX             STOCK            VALUE           BOND II          EQUITY II         UTILITY II         INCOME       HIGH YIELD
====================================================================================================================================
    38,649.3          4,702.8         2,227.3         16,320.3               389.7          2,626.8          866.0         16,490.2
   446,467.4        267,425.5           453.1          2,351.1         1,722,990.5          4,048.4          171.5         26,797.1
  (423,905.9)      (253,986.2)       (2,084.4)       (11,117.3)       (1,720,785.5)        (1,058.2)         (29.5)       (40,959.0)
------------------------------------------------------------------------------------------------------------------------------------
    61,210.8         18,142.1           596.0          7,554.1             2,594.7          5,617.0        1,008.0          2,328.3
====================================================================================================================================

                                                          LAZARD RETIREMENT
           JANUS ASPEN SERIES PORTFOLIOS                  SERIES PORTFOLIOS
=================================================     =========================
                                                                                          LORD             MITCHELL
                                                                                         ABBETT            HUTCHINS
                                                                                         SERIES             SERIES
                                                                                          FUND              TRUST
  AGGRESSIVE                          WORLDWIDE                                          GROWTH             GROWTH
    GROWTH           GROWTH             GROWTH         EQUITY         SMALL CAP        AND INCOME         AND INCOME
====================================================================================================================================
    21,535.4         43,956.4            47,138.6        904.9            416.0          4,642.9            119.3
    72,340.5        464,065.4         3,542,642.1      1,429.3         53,950.0          4,413.3              0.0
   (32,715.5)      (449,140.1)       (3,537,845.7)    (1,418.8)       (48,364.5)        (2,139.3)             0.0
------------------------------------------------------------------------------------------------------------------------------------
    61,160.4         58,881.7            51,935.0        915.4          6,001.5          6,916.9            119.3
====================================================================================================================================

                                                                                                         STRONG
        NEUBERGER BERMAN                                                                                VARIABLE
      ADVISERS MANAGEMENT                                                                               INSURANCE
        TRUST PORTFOLIOS                 RYDEX VARIABLE TRUST             SELIGMAN PORTFOLIOS             FUNDS
===============================      ===========================    ==============================      ==========
                                                                    COMMUNICATIONS                                         STRONG
     LIMITED                                                              AND            GLOBAL           MID CAP        OPPORTUNITY
  MATURITY BOND      PARTNERS          NOVA              OTC          INFORMATION      TECHNOLOGY        GROWTH II         FUND II
====================================================================================================================================
     4,966.8          1,859.8             0.0              0.0              0.0              0.0         10,943.8         10,750.8
     3,236.3          8,112.5         3,507.4          6,887.9          6,157.2          3,243.5         47,904.1         17,886.9
      (895.3)        (8,043.0)          (81.6)          (575.4)        (2,136.2)        (1,427.5)       (15,576.8)       (17,798.4)
------------------------------------------------------------------------------------------------------------------------------------
     7,307.8          1,929.3         3,425.8          6,312.5          4,021.0          1,816.0         43,271.1         10,839.3
====================================================================================================================================



              VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
===================================================================

                     EMERGING          HARD              REAL                                                          COMBINED
      BOND            MARKETS         ASSETS            ESTATE                                                           TOTAL
===================================================================                                                 ================
     2,313.7            6,405.8       2,648.7            559.5                                                         1,198,595.7
     2,060.9       11,529,205.5         262.6            252.3                                                        45,714,206.2
    (2,581.5)     (11,529,182.8)     (2,911.3)          (682.8)                                                      (44,859,839.8)
-------------------------------------------------------------------                                                 ----------------
     1,793.1            6,428.5           0.0            129.0                                                         2,052,962.1
===================================================================                                                 ================

CONSECO VARIABLE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS


FOR THE YEAR ENDED DECEMBER 31, 2000

====================================================================================================================================
                                                                                                                           AMERICAN
                                                                                                                           CENTURY
                                                                                                                           VARIABLE
                                                                                 THE ALGER AMERICAN FUNDS                 PORTFOLIOS
                                                                  =====================================================   =========
                                                                                LEVERAGED       MIDCAP        SMALL       INCOME AND
                                                                    GROWTH        ALLCAP        GROWTH    CAPITALIZATION    GROWTH
====================================================================================================================================
Investment income:
  Dividends from investments in portfolio shares ...............  $   177,807   $    71,241   $    46,013   $    53,868   $   3,233
Expenses:
  Mortality and expense risk fees ..............................       10,713         7,531         4,288         1,344       5,516
  Administrative fees ..........................................        1,397           982           559           175         720
------------------------------------------------------------------------------------------------------------------------------------
    Total expenses .............................................       12,110         8,513         4,847         1,519       6,236
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) ..........................      165,697        62,728        41,166        52,349      (3,003)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized appreciation
  (depreciation) on investments:
    Net realized gains (losses) on sales of investments
      in portfolio shares ......................................     (303,159)       99,505        29,735        (2,188)    (60,527)
    Net change in unrealized appreciation
      (depreciation) of investments in portfolio shares ........      (49,652)     (377,850)      (54,917)      (91,371)    (34,219)
------------------------------------------------------------------------------------------------------------------------------------
        Net gain (loss) on investments in portfolio shares .....     (352,811)     (278,345)      (25,182)      (93,559)    (94,746)
------------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets
             from operations.................................     $  (187,114)  $  (215,617)  $    15,984   $   (41,210)  $ (97,749)
====================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS


FOR THE YEAR ENDED DECEMBER 31, 2000

====================================================================================================================================
                                                                                                                           AMERICAN
                                                                                                                           CENTURY
                                                                                                                           VARIABLE
                                                                                 THE ALGER AMERICAN FUNDS                 PORTFOLIOS
                                                                  =====================================================   =========
                                                                                LEVERAGED       MIDCAP        SMALL       INCOME AND
                                                                    GROWTH        ALLCAP        GROWTH    CAPITALIZATION    GROWTH
====================================================================================================================================
Changes from operations:
  Net investment income (expense) ..............................  $   165,697   $    62,728   $    41,166   $    52,349   $  (3,003)
  Net realized gains (losses) on sales of investments
    in portfolio shares ........................................     (303,159)       99,505        29,735        (2,188)    (60,527)
  Net change in unrealized appreciation (depreciation)
    of investments in portfolio shares .........................      (49,652)     (377,850)      (54,917)      (91,371)    (34,219)
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from operations ......     (187,114)     (215,617)       15,984       (41,210)    (97,749)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
  Net contract purchase payments ...............................      263,480       485,217       202,181       116,255      67,755
  Contract redemptions .........................................   (1,434,420)     (244,710)      (33,764)       (5,445)    (87,045)
  Net transfers ................................................    1,448,761        (2,938)      104,271         6,549    (287,388)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
        from contract owners' transactions .....................      277,821       237,569       272,688       117,359    (306,678)
------------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets ................       90,707        21,952       288,672        76,149    (404,427)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year ..................................      379,650       574,388       186,258        49,367     537,534
------------------------------------------------------------------------------------------------------------------------------------
          Net assets, end of year ..............................  $   470,357   $   596,340   $   474,930   $   125,516   $ 133,107
====================================================================================================================================

  The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
      AMERICAN CENTURY
    VARIABLE PORTFOLIOS                                                                                     CONSECO SERIES TRUST
        (CONTINUED)                              BERGER INSTITUTIONAL PRODUCTS TRUST                             PORTFOLIOS
===========================    ======================================================================     =========================
                                                                                              SMALL
                                              GROWTH AND                       NEW           COMPANY                      CONSECO
INTERNATIONAL      VALUE         GROWTH         INCOME     INTERNATIONAL    GENERATION       GROWTH        BALANCED       20 FOCUS
====================================================================================================================================

 $   50,064     $    4,609     $    3,690     $   13,483     $       --     $       --     $    6,048     $   83,909     $       45

      7,194          1,220            701          9,295            112             56          2,526          5,371            101
        938            159             91          1,212             15              7            330            700             13
------------------------------------------------------------------------------------------------------------------------------------
      8,132          1,379            792         10,507            127             63          2,856          6,071            114
------------------------------------------------------------------------------------------------------------------------------------
     41,932          3,230          2,898          2,976           (127)           (63)         3,192         77,838            (69)
------------------------------------------------------------------------------------------------------------------------------------

    872,424         (5,415)         1,599        170,091           (635)            (7)        12,825         28,265            146

      2,224         18,592        (32,156)      (273,722)          (483)        (6,051)       (94,667)      (100,561)        (8,571)
------------------------------------------------------------------------------------------------------------------------------------
    874,648         13,177        (30,557)      (103,631)        (1,118)        (6,058)       (81,842)       (72,296)        (8,425)
------------------------------------------------------------------------------------------------------------------------------------
 $  916,580     $   16,407     $  (27,659)    $ (100,655)    $   (1,245)    $   (6,121)    $  (78,650)    $    5,542     $   (8,494)
====================================================================================================================================


====================================================================================================================================
      AMERICAN CENTURY
    VARIABLE PORTFOLIOS                                                                                     CONSECO SERIES TRUST
        (CONTINUED)                              BERGER INSTITUTIONAL PRODUCTS TRUST                             PORTFOLIOS
===========================    ======================================================================     =========================
                                                                                              SMALL
                                              GROWTH AND                       NEW           COMPANY                      CONSECO
INTERNATIONAL      VALUE         GROWTH         INCOME     INTERNATIONAL    GENERATION       GROWTH        BALANCED       20 FOCUS
====================================================================================================================================

 $   41,932     $    3,230     $    2,898     $    2,976     $     (127)    $      (63)    $    3,192     $   77,838     $      (69)

    872,424         (5,415)         1,599        170,091           (635)            (7)        12,825         28,265            146

      2,224         18,592        (32,156)      (273,722)          (483)        (6,051)       (94,667)      (100,561)        (8,571)
------------------------------------------------------------------------------------------------------------------------------------
    916,580         16,407        (27,659)      (100,655)        (1,245)        (6,121)       (78,650)         5,542         (8,494)
------------------------------------------------------------------------------------------------------------------------------------

    178,797         27,800         69,386        437,395             --         15,000        444,189        263,089         28,705
     (1,280)        (5,441)        (3,000)      (386,862)        (2,667)            --        (46,300)       (45,997)          (450)
 (1,561,508)       (41,340)        27,449       (218,698)         1,142             --         27,341         50,994          5,697
------------------------------------------------------------------------------------------------------------------------------------

 (1,383,991)       (18,981)        93,835       (168,165)        (1,525)        15,000        425,230        268,086         33,952
------------------------------------------------------------------------------------------------------------------------------------
   (467,411)        (2,574)        66,176       (268,820)        (2,770)         8,879        346,580        273,628         25,458
------------------------------------------------------------------------------------------------------------------------------------
    550,730         88,992         43,377        782,895          2,770             --         39,090        309,178             --
------------------------------------------------------------------------------------------------------------------------------------
 $   83,319     $   86,418     $  109,553     $  514,075     $       --     $    8,879     $  385,670     $  582,806     $   25,458
====================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT G

FOR THE YEAR ENDED DECEMBER 31, 2000

====================================================================================================================================

                                                                                   CONSECO SERIES TRUST PORTFOLIOS
                                                                                             (CONTINUED)
                                                                  =================================================================

                                                                                  FIXED       GOVERNMENT       HIGH        MONEY
                                                                     EQUITY       INCOME      SECURITIES       YIELD       MARKET
====================================================================================================================================
Investment income:
  Dividends from investments in portfolio shares ...............  $    96,363   $    10,576   $     8,919   $       596   $ 289,593
Expenses:
  Mortality and expense risk fees ..............................        3,736         1,755         1,718           115      56,676
  Administrative fees ..........................................          487           229           224            15       7,393
------------------------------------------------------------------------------------------------------------------------------------
    Total expenses .............................................        4,223         1,984         1,942           130      64,069
------------------------------------------------------------------------------------------------------------------------------------
        Net investment income (expense) ........................       92,140         8,592         6,977           466     225,524
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized appreciation
  (depreciation) of investments:
    Net realized gains (losses) on sales of investments
      in portfolio shares ......................................       12,219        (1,879)       (1,238)            4          --
    Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares .......................     (107,685)        6,945         9,590            10          --
------------------------------------------------------------------------------------------------------------------------------------
        Net gain (loss) on investments in portfolio shares .....      (95,466)        5,066         8,352            14          --
------------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets
            from operations ....................................  $    (3,326)  $    13,658   $    15,329   $       480   $ 225,524
====================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED


FOR THE YEAR ENDED DECEMBER 31, 2000

====================================================================================================================================

                                                                                   CONSECO SERIES TRUST PORTFOLIOS
                                                                                             (CONTINUED)
                                                                  =================================================================

                                                                                  FIXED       GOVERNMENT       HIGH        MONEY
                                                                     EQUITY       INCOME      SECURITIES       YIELD       MARKET
====================================================================================================================================
Changes from operations:
  Net investment income (expense) .............................  $    92,140   $     8,592   $     6,977   $       466   $ 225,524
  Net realized gains (losses) on sales of investments
    in portfolio shares .......................................       12,219        (1,879)       (1,238)            4          --
  Net change in unrealized appreciation (depreciation)
    of investments in portfolio shares ........................     (107,685)        6,945         9,590            10          --
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from operations .....       (3,326)       13,658        15,329           480     225,524
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
  Net contract purchase payments ..............................      403,116        71,742        45,367             8   12,459,905
  Contract redemptions ........................................      (23,359)       (8,594)       (3,332)         (594)  (1,833,102)
  Net transfers ...............................................       56,118        19,568         7,483        32,081   (2,718,708)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
        from contract owners' transactions ....................      435,875        82,716        49,518        31,495    7,908,095
------------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets ...............      432,549        96,374        64,847        31,975    8,133,619
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year .................................       94,314        88,871       115,614            --    7,996,100
------------------------------------------------------------------------------------------------------------------------------------
          Net assets, end of year .............................  $   526,863   $   185,245   $   180,461   $    31,975   $16,129,719
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
                                   DREYFUS VARIABLE                      FEDERATED                            INVESCO VARIABLE
                                   INVESTMENT FUNDS                   INSURANCE SERIES                        INVESTMENT FUNDS
                              =========================     ========================================     =========================
  DREYFUS
 SOCIALLY        DREYFUS
RESPONSIBLE       STOCK       DISCIPLINED   INTERNATIONAL    HIGH INCOME   INTERNATIONAL                    EQUITY         HIGH
   GROWTH         INDEX          STOCK          VALUE          BOND II       EQUITY II     UTILITY II       INCOME         YIELD
====================================================================================================================================
 $    1,833     $   25,301     $    2,369     $    1,190     $   14,786     $    2,784     $    1,617     $      926     $      235

      2,206         13,208          6,167            148          1,361          3,543            432            188          1,913
        288          1,723            804             19            177            462             56             25            250
------------------------------------------------------------------------------------------------------------------------------------
      2,494         14,931          6,971            167          1,538          4,005            488            213          2,163
------------------------------------------------------------------------------------------------------------------------------------
       (661)        10,370         (4,602)         1,023         13,248         (1,221)         1,129            713         (1,928)
------------------------------------------------------------------------------------------------------------------------------------


      9,801        (43,445)       (21,469)        (1,903)       (13,641)       167,876           (770)           892        (12,019)

    (35,033)       (68,620)        (9,440)        (1,009)        (9,306)          (679)        (4,959)          (808)         2,966
------------------------------------------------------------------------------------------------------------------------------------
    (25,232)      (112,065)       (30,909)        (2,912)       (22,947)       167,197         (5,729)            84         (9,053)
------------------------------------------------------------------------------------------------------------------------------------
 $  (25,893)    $ (101,695)    $  (35,511)    $   (1,889)    $   (9,699)    $  165,976     $   (4,600)    $      797     $  (10,981)
====================================================================================================================================


====================================================================================================================================
                                   DREYFUS VARIABLE                      FEDERATED                            INVESCO VARIABLE
                                   INVESTMENT FUNDS                   INSURANCE SERIES                        INVESTMENT FUNDS
                              =========================     ========================================     =========================
  DREYFUS
 SOCIALLY        DREYFUS
RESPONSIBLE       STOCK       DISCIPLINED   INTERNATIONAL    HIGH INCOME   INTERNATIONAL                    EQUITY         HIGH
   GROWTH         INDEX          STOCK          VALUE          BOND II       EQUITY II     UTILITY II       INCOME         YIELD
====================================================================================================================================
 $     (661)    $   10,370     $   (4,602)    $    1,023     $   13,248     $   (1,221)    $    1,129     $      713     $   (1,928)

      9,801        (43,445)       (21,469)        (1,903)       (13,641)       167,876           (770)           892        (12,019)

    (35,033)       (68,620)        (9,440)        (1,009)        (9,306)          (679)        (4,959)          (808)         2,966
------------------------------------------------------------------------------------------------------------------------------------
    (25,893)      (101,695)       (35,511)        (1,889)        (9,699)       165,976         (4,600)           797        (10,981)
------------------------------------------------------------------------------------------------------------------------------------
     64,069        301,661         45,102          1,251          8,988        153,309         13,596          2,718         27,852
    (11,171)    (1,529,657)    (1,263,579)        (1,800)       (90,986)        (1,866)        (1,855)          (469)       (90,538)
     80,504      1,540,681      1,399,067        (17,306)        (2,732)      (278,156)        19,370           (282)      (103,620)
------------------------------------------------------------------------------------------------------------------------------------

    133,402        312,685        180,590        (17,855)       (84,730)      (126,713)        31,111          1,967       (166,306)
------------------------------------------------------------------------------------------------------------------------------------
    107,509        210,990        145,079        (19,744)       (94,429)        39,263         26,511          2,764       (177,287)
------------------------------------------------------------------------------------------------------------------------------------
    115,709        504,459         58,980         26,481        161,607          9,609         28,758         13,490        202,172
------------------------------------------------------------------------------------------------------------------------------------
 $  223,218     $  715,449     $  204,059     $    6,737     $   67,178     $   48,872     $   55,269     $   16,254     $   24,885
====================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT G

FOR THE YEAR ENDED DECEMBER 31, 2000

====================================================================================================================================

                                                                            JANUS ASPEN SERIES                 LAZARD RETIREMENT
                                                                                PORTFOLIOS                     SERIES PORTFOLIOS
                                                                  =======================================   =======================

                                                                  AGGRESSIVE                   WORLDWIDE
                                                                    GROWTH        GROWTH        GROWTH        EQUITY      SMALL CAP
====================================================================================================================================

Investment income:
  Dividends from investments in portfolio shares ...............  $   128,110   $   125,363   $    99,014   $     1,150   $     679
Expenses:
  Mortality and expense risk fees ..............................       10,709        16,013        15,157           130         238
  Administrative fees ..........................................        1,397         2,089         1,977            17          31
------------------------------------------------------------------------------------------------------------------------------------
    Total expenses .............................................       12,106        18,102        17,134           147         269
------------------------------------------------------------------------------------------------------------------------------------
        Net investment income (expense) ........................      116,004       107,261        81,880         1,003         410
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized appreciation
  (depreciation) of investments:
     Net realized gains (losses) on sales of investments
       in portfolio shares .....................................       73,362      (315,627)      258,716          (103)        716
     Net change in unrealized appreciation (depreciation)
       of investments in portfolio shares ......................     (637,894)      (93,952)     (185,778)         (418)      2,570
------------------------------------------------------------------------------------------------------------------------------------
          Net gain (loss) on investments in portfolio shares ...     (564,532)     (409,579)       72,938          (521)      3,286
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets
              from operations ..................................  $  (448,528)  $  (302,318)  $   154,818   $       482   $   3,696
====================================================================================================================================


Statements of Changes in Net Assets - Continued


For the Year Ended December 31, 2000

====================================================================================================================================

                                                                            JANUS ASPEN SERIES                 LAZARD RETIREMENT
                                                                                PORTFOLIOS                     SERIES PORTFOLIOS
                                                                  =======================================   =======================

                                                                  AGGRESSIVE                   WORLDWIDE
                                                                    GROWTH        GROWTH        GROWTH        EQUITY      SMALL CAP
====================================================================================================================================
Changes from operations:
  Net investment income (expense) ..............................  $   116,004   $   107,261   $    81,880   $     1,003   $     410
  Net realized gains (losses) on sales of
    investments in portfolio shares ............................       73,362      (315,627)      258,716          (103)        716
  Net change in unrealized appreciation (depreciation)
    of investments in portfolio shares .........................     (637,894)      (93,952)     (185,778)         (418)      2,570
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ....     (448,528)     (302,318)      154,818           482       3,696
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
  Net contract purchase payments ...............................    1,160,901       613,463       572,290            (2)      1,293
  Contract redemptions .........................................     (290,229)   (1,444,044)     (294,198)           --      (2,353)
  Net transfers ................................................       88,482     1,226,722      (499,571)         (504)     57,364
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
        from contract owners' transactions .....................      959,154       396,141      (221,479)         (506)     56,304
------------------------------------------------------------------------------------------------------------------------------------
             Net increase (decrease) in net assets .............      510,626        93,823       (66,661)          (24)     60,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year ..................................      560,320       722,502       804,321        10,202       3,695
------------------------------------------------------------------------------------------------------------------------------------
             Net assets, end of year ...........................  $ 1,070,946   $   816,325   $   737,660   $    10,178   $  63,695
====================================================================================================================================


  The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
                                                                                                                           STRONG
                                     NEUBERGER BERMAN                                                                     VARIABLE
                                   ADVISERS MANAGEMENT                                                                   INSURANCE
                                    TRUST PORTFOLIOS           RYDEX VARIABLE TRUST          SELIGMAN PORTFOLIOS            FUNDS
                              ============================  ==========================  ============================     ===========
    LORD         MITCHELL
   ABBETT        HUTCHINS
   SERIES         SERIES
    FUND          TRUST                                                                 COMMUNICATIONS
   GROWTH         GROWTH         LIMITED                                                      AND           GLOBAL         MIDCAP
 AND INCOME     AND INCOME    MATURITY BOND    PARTNERS         NOVA            OTC       INFORMATION     TECHNOLOGY     GROWTH II
====================================================================================================================================

 $      909     $       83     $    3,485     $    3,305     $      904     $    4,263     $    3,046     $      466     $   52,849

        948             12            673            535            129            671            169             88          6,136
        124              1             88             70             17             88             22             11            800
------------------------------------------------------------------------------------------------------------------------------------
      1,072             13            761            605            146            759            191             99          6,936
------------------------------------------------------------------------------------------------------------------------------------
       (163)            70          2,724          2,700            758          3,504          2,855            367         45,913
------------------------------------------------------------------------------------------------------------------------------------



      1,882             --           (345)          (749)          (304)        (6,192)        (5,433)        (3,938)        58,581

     12,933           (145)         1,074            215         (8,370)       (68,785)       (11,228)        (3,100)      (277,415)
------------------------------------------------------------------------------------------------------------------------------------
     14,815           (145)           729           (534)        (8,674)       (74,977)       (16,661)        (7,038)      (218,834)
------------------------------------------------------------------------------------------------------------------------------------
 $   14,652     $      (75)    $    3,453     $    2,166     $   (7,916)    $  (71,473)    $  (13,806)    $   (6,671)    $ (172,921)
====================================================================================================================================

====================================================================================================================================
                                                                                                                           STRONG
                                     NEUBERGER BERMAN                                                                     VARIABLE
                                   ADVISERS MANAGEMENT                                                                   INSURANCE
                                    TRUST PORTFOLIOS           RYDEX VARIABLE TRUST          SELIGMAN PORTFOLIOS            FUNDS
                              ============================  ==========================  ============================     ===========
    LORD         MITCHELL
   ABBETT        HUTCHINS
   SERIES         SERIES
    FUND          TRUST                                                                 COMMUNICATIONS
   GROWTH         GROWTH         LIMITED                                                      AND           GLOBAL         MIDCAP
 AND INCOME     AND INCOME    MATURITY BOND    PARTNERS         NOVA            OTC       INFORMATION     TECHNOLOGY     GROWTH II
====================================================================================================================================


 $     (163)    $       70     $    2,724     $    2,700     $      758     $    3,504     $    2,855     $      367     $   45,913

      1,882             --           (345)          (749)          (304)        (6,192)        (5,433)        (3,938)        58,581

     12,933           (145)         1,074            215         (8,370)       (68,785)       (11,228)        (3,100)      (277,415)
------------------------------------------------------------------------------------------------------------------------------------
     14,652            (75)         3,453          2,166         (7,916)       (71,473)       (13,806)        (6,671)      (172,921)
------------------------------------------------------------------------------------------------------------------------------------

     39,140             --         22,442         60,284         15,750        151,932         44,409         15,453        608,626
     (3,600)            --         (7,106)        (4,320)        (1,312)        (6,078)            --             --        (70,721)
     (1,417)            --          9,067        (57,560)        45,364         74,862         (8,303)         3,447        184,767
------------------------------------------------------------------------------------------------------------------------------------

     34,123             --         24,403         (1,596)        59,802        220,716         36,106         18,900        722,672
------------------------------------------------------------------------------------------------------------------------------------
     48,775            (75)        27,856            570         51,886        149,243         22,300         12,229        549,751
------------------------------------------------------------------------------------------------------------------------------------
     69,419          1,287         50,565         18,294             --             --             --             --        236,573
------------------------------------------------------------------------------------------------------------------------------------
 $  118,194     $    1,212     $   78,421     $   18,864     $   51,886     $  149,243     $   22,300     $   12,229     $  786,324
====================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS


FOR THE YEAR ENDED DECEMBER 31, 2000


====================================================================================================================================

                                                                             VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
                                                                          ==============================================
                                                              STRONG
                                                            OPPORTUNITY               EMERGING       HARD       REAL      COMBINED
                                                              FUND II      BOND       MARKETS       ASSETS     ESTATE      TOTAL
===================================================================================================================================

Investment income:
  Dividends from investments in portfolio shares ........    $ 18,563     $ 1,067     $      --     $   246     $100    $ 1,414,700
Expenses:
  Mortality and expense risk fees .......................       1,761         445         7,350          96       58        210,452
  Administrative fees ...................................         230          58           959          13        7         27,449
------------------------------------------------------------------------------------------------------------------------------------
    Total expenses ......................................       1,991         503         8,309         109       65        237,901
------------------------------------------------------------------------------------------------------------------------------------
        Net investment income (expense) .................      16,572         564        (8,309)        137       35      1,176,799
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized
  appreciation (depreciation) of investments:
    Net realized gains (losses) on sales of
      investments in portfolio shares ...................      21,249      (3,919)      633,666        (951)      54      1,647,752
      Net change in unrealized appreciation
        (depreciation) of investments in
        portfolio shares ................................     (32,177)      2,597       (21,015)        (91)     388     (2,642,023)
------------------------------------------------------------------------------------------------------------------------------------
          Net gain (loss) on investments in
            portfolio shares ............................     (10,928)     (1,322)      612,651      (1,042)     442       (994,271)
------------------------------------------------------------------------------------------------------------------------------------
               Net increase (decrease) in net assets
                 from operations ........................    $  5,644     $  (758)    $ 604,342     $  (905)    $477    $   182,528
====================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS


FOR THE YEAR ENDED DECEMBER 31, 2000

====================================================================================================================================

                                                                             VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
                                                                          ==============================================
                                                              STRONG
                                                            OPPORTUNITY               EMERGING       HARD       REAL      COMBINED
                                                              FUND II      BOND       MARKETS       ASSETS     ESTATE      TOTAL
===================================================================================================================================

Changes from operations:
  Net investment income (expense) .............................   $ 16,572    $   564    $  (8,309)   $   137    $ 35   $ 1,176,799
  Net realized gains (losses) on sales of
    investments in portfolio shares ...........................     21,249     (3,919)     633,666       (951)     54     1,647,752
  Net change in unrealized appreciation
    (depreciation) of investments in
    portfolio shares ..........................................    (32,177)     2,597      (21,015)       (91)    388    (2,642,023)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
        from operations .......................................      5,644       (758)     604,342       (905)    477       182,528
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
  Net contract purchase payments ..............................     59,923       (195)      10,925       (305)     (7)   19,574,255
  Contract redemptions ........................................     (9,048)      (278)      (3,267)      (166)    (59)   (9,295,062)
  Net transfers ...............................................    (48,196)    (3,810)    (640,140)   (21,198)   (3,776)         --
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
        from contract owners' transactions ....................      2,679     (4,283)    (632,482)   (21,669)   (3,842) 10,279,193
------------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets ..............      8,323     (5,041)     (28,140)   (22,574)   (3,365) 10,461,721
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year .................................    136,677     22,841       66,347     22,574    4,610   15,690,620
------------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of year ............................   $145,000    $17,800    $  38,207    $    --    $1,245 $26,152,341
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

================================================================================
THIS PAGE INTENTIONALLY LEFT BLANK.

CONSECO VARIABLE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS


FOR THE YEAR ENDED DECEMBER 31, 1999


====================================================================================================================================
                                                                                                                           AMERICAN
                                                                                                                            CENTURY
                                                                                                                           VARIABLE
                                                                          THE ALGER AMERICAN FUNDS                        PORTFOLIOS
                                                          ============================================================   ==========
                                                                         LEVERAGED         MIDCAP          SMALL          INCOME AND
                                                           GROWTH          ALLCAP          GROWTH      CAPITALIZATION       GROWTH
====================================================================================================================================
Investment income:
  Dividends from investments in portfolio shares ...   $  34,014        $   9,526        $   6,642        $   1,455       $       2
Expenses:
  Mortality and expense risk fees ..................       4,482            2,637              663              249           3,348
  Administrative fees ..............................         585              344               87               33             437
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses ................................       5,067            2,981              750              282           3,785
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ...........      28,947            6,545            5,892            1,173          (3,783)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized
  appreciation (depreciation) on investments:
    Net realized gains (losses) on sales of
      investments in portfolio shares ..............      54,246           23,355               27              716          24,340
    Net change in unrealized appreciation
      (depreciation) of investments in
      portfolio shares .............................       6,282          135,119           20,990           10,541          14,852
------------------------------------------------------------------------------------------------------------------------------------
        Net gain (loss) on investments
          in portfolio shares ......................      60,528          158,474           21,017           11,257          39,192
------------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets
            from operations ........................   $  89,475        $ 165,019        $  26,909        $  12,430       $  35,409
====================================================================================================================================


Statements of Changes in Net Assets


For the Year Ended December 31, 1999

====================================================================================================================================
                                                                                                                           AMERICAN
                                                                                                                            CENTURY
                                                                                                                           VARIABLE
                                                                          THE ALGER AMERICAN FUNDS                        PORTFOLIOS
                                                          ============================================================   ==========
                                                                         LEVERAGED         MIDCAP          SMALL          INCOME AND
                                                           GROWTH          ALLCAP          GROWTH      CAPITALIZATION       GROWTH
====================================================================================================================================

Changes from operations:
  Net investment income (expense) ..................   $  28,947        $   6,545        $   5,892        $   1,173       $  (3,783)
  Net realized gains (losses) on sales
    of investments in portfolio shares .............      54,246           23,355               27              716          24,340
  Net change in unrealized appreciation
    (depreciation) of investments
    in portfolio shares ............................       6,282          135,119           20,990           10,541          14,852
------------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations ..........................      89,475          165,019           26,909           12,430          35,409
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
  Net contract purchase payments ...................     366,463          347,459          128,866           46,543         546,284
  Contract redemptions .............................      (8,924)          (1,041)            (288)              --          (8,762)
  Net transfers ....................................    (170,214)          14,358            2,859          (18,857)       (110,527)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
        from contract owners' transactions .........     187,325          360,776          131,437           27,686         426,995
------------------------------------------------------------------------------------------------------------------------------------
             Net increase (decrease) in net assets .     276,800          525,795          158,346           40,116         462,404
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year ......................     102,850           48,593           27,912            9,251          75,130
------------------------------------------------------------------------------------------------------------------------------------
             Net assets, end of year ...............   $ 379,650        $ 574,388        $ 186,258        $  49,367       $ 537,534
====================================================================================================================================

    The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
       AMERICAN CENTURY
     VARIABLE PORTFOLIOS                                                                                CONSECO SERIES
         (CONTINUED)                      BERGER INSTITUTIONAL PRODUCTS TRUST                          TRUST PORTFOLIOS
============================   =========================================================     =======================================
                                                                SMALL
                                              GROWTH AND       COMPANY                                                  FIXED
INTERNATIONAL     VALUE          GROWTH         INCOME          GROWTH    INTERNATIONAL      BALANCED    EQUITY        INCOME
====================================================================================================================================


 $       --     $    5,873     $        2     $       --     $       --     $       15     $   54,308     $   26,474     $    7,238

      3,993            668             97          2,282            106             12          2,205            518          1,287
        521             87             13            298             14              2            288             68            168
------------------------------------------------------------------------------------------------------------------------------------
      4,514            755            110          2,580            120             14          2,493            586          1,455
------------------------------------------------------------------------------------------------------------------------------------
     (4,514)         5,118           (108)        (2,580)          (120)             1         51,815         25,888          5,783
------------------------------------------------------------------------------------------------------------------------------------



    596,369            590            916         13,140            (28)             1           (993)           248         (4,807)

        194         (5,115)         2,848        161,916          9,537            483          5,856         (4,139)        (2,494)
------------------------------------------------------------------------------------------------------------------------------------
    596,563         (4,525)         3,764        175,056          9,509            484          4,863         (3,891)        (7,301)
------------------------------------------------------------------------------------------------------------------------------------
 $  592,049     $      593     $    3,656     $  172,476     $    9,389     $      485     $   56,678     $   21,997     $   (1,518)
====================================================================================================================================

====================================================================================================================================
      AMERICAN CENTURY
     VARIABLE PORTFOLIOS                                                                                CONSECO SERIES
         (CONTINUED)                      BERGER INSTITUTIONAL PRODUCTS TRUST                          TRUST PORTFOLIOS
============================   ========================================================     ========================================
                                                                SMALL
                                              GROWTH AND       COMPANY                                                 FIXED
INTERNATIONAL     VALUE          GROWTH         INCOME          GROWTH    INTERNATIONAL     BALANCED    EQUITY        INCOME
====================================================================================================================================


 $   (4,514)    $    5,118     $     (108)    $   (2,580)    $     (120)    $        1     $   51,815     $   25,888     $    5,783

    596,369            590            916         13,140            (28)             1           (993)           248         (4,807)


        194         (5,115)         2,848        161,916          9,537            483          5,856         (4,139)        (2,494)
------------------------------------------------------------------------------------------------------------------------------------
    592,049            593          3,656        172,476          9,389            485         56,678         21,997         (1,518)
------------------------------------------------------------------------------------------------------------------------------------

     33,844         33,934         48,542        551,218         29,129          2,285        110,524         43,528         41,424
        (60)          (745)          (225)        (4,025)            --             --            (85)           (43)       (12,695)
    (82,554)        11,763         (8,596)        15,489            572             --        (35,736)        (6,724)       (27,228)
------------------------------------------------------------------------------------------------------------------------------------

    (48,770)        44,952         39,721        562,682         29,701          2,285         74,703         36,761          1,501
------------------------------------------------------------------------------------------------------------------------------------
    543,279         45,545         43,377        735,158         39,090          2,770        131,381         58,758            (17)
------------------------------------------------------------------------------------------------------------------------------------
      7,451         43,447             --         47,737             --             --        177,797         35,556         88,888
------------------------------------------------------------------------------------------------------------------------------------
 $  550,730     $   88,992     $   43,377     $  782,895     $   39,090     $    2,770     $  309,178     $   94,314     $   88,871
====================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT G

FOR THE YEAR ENDED DECEMBER 31, 1999


====================================================================================================================================
                                                                        CONSECO SERIES                                    DREYFUS
                                                                       TRUST PORTFOLIOS                                   VARIABLE
                                                                          (CONTINUED)                                    INVESTMENT
                                                                  =========================                              ==========
                                                                                               DREYFUS
                                                                                               SOCIALLY       DREYFUS
                                                                   GOVERNMENT     MONEY      RESPONSIBLE       STOCK     DISCIPLINED
                                                                   SECURITIES     MARKET        GROWTH         INDEX        STOCK
====================================================================================================================================
Investment income:
  Dividends from investments in portfolio shares ...............  $     5,600   $    90,490   $     3,871   $     5,898   $     571
Expenses:
  Mortality and expense risk fees ..............................          869        20,687           419         5,018         303
  Administrative fees ..........................................          113         2,695            55           655          40
------------------------------------------------------------------------------------------------------------------------------------
    Total expenses .............................................          982        23,382           474         5,673         343
------------------------------------------------------------------------------------------------------------------------------------
        Net investment income (expense) ........................        4,618        67,108         3,397           225         228
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized appreciation
  (depreciation) of investments:
    Net realized gains (losses) on sales of investments
      in portfolio shares ......................................       (3,771)           --           263        38,312       2,815
    Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares .......................       (2,978)           --        12,275        15,730       1,095
------------------------------------------------------------------------------------------------------------------------------------
        Net gain (loss) on investments in portfolio shares .....       (6,749)           --        12,538        54,042       3,910
------------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets
            from operations ....................................  $    (2,131)  $    67,108   $    15,935   $    54,267   $   4,138
====================================================================================================================================


Statements of Changes in Net Assets - Continued


For the Year Ended December 31, 1999

====================================================================================================================================
                                                                        CONSECO SERIES                                    DREYFUS
                                                                       TRUST PORTFOLIOS                                   VARIABLE
                                                                          (CONTINUED)                                    INVESTMENT
                                                                  =========================                              ==========
                                                                                               DREYFUS
                                                                                               SOCIALLY       DREYFUS
                                                                   GOVERNMENT     MONEY      RESPONSIBLE       STOCK     DISCIPLINED
                                                                   SECURITIES     MARKET        GROWTH         INDEX        STOCK
====================================================================================================================================
Changes from operations:
  Net investment income (expense) ..............................  $     4,618   $    67,108   $     3,397   $       225   $     228
   Net realized gains (losses) on sales of investments
     in portfolio shares .......................................       (3,771)           --           263        38,312       2,815
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ........................       (2,978)           --        12,275        15,730       1,095
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations ...       (2,131)       67,108        15,935        54,267       4,138
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
  Net contract purchase payments ...............................       70,696     7,805,123        75,767       451,148      54,742
  Contract redemptions .........................................         (410)     (464,912)         (696)      (13,538)         --
  Net transfers ................................................       20,934       571,912        20,938       (39,335)    (24,755)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
        from contract owners' transactions .....................       91,220     7,912,123        96,009       398,275      29,987
------------------------------------------------------------------------------------------------------------------------------------
             Net increase in net assets ........................       89,089     7,979,231       111,944       452,542      34,125
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year ..................................       26,525        16,869         3,765        51,917      24,855
------------------------------------------------------------------------------------------------------------------------------------
             Net assets, end of year ...........................  $   115,614   $ 7,996,100   $   115,709   $   504,459   $  58,980
====================================================================================================================================

  The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
  DREYFUS
  VARIABLE
 INVESTMENT                                                      INVESCO VARIABLE
 (CONTINUED)        FEDERATED INSURANCE SERIES FUNDS             INVESTMENT FUNDS               JANUS ASPEN SERIES PORTFOLIOS
=============   ========================================     ========================     ========================================


INTERNATIONAL   HIGH INCOME   INTERNATIONAL                    EQUITY                      AGGRESSIVE                    WORLDWIDE
    VALUE         BOND II       EQUITY II     UTILITY II       INCOME       HIGH YIELD       GROWTH         GROWTH         GROWTH
====================================================================================================================================

 $    2,026     $    7,013     $       79     $    4,054     $      109     $   10,894     $    3,490     $    1,700     $      410

         96          1,675             34            644            107            467          1,404          4,902          2,908
         12            219              4             84             14             61            183            639            379
------------------------------------------------------------------------------------------------------------------------------------
        108          1,894             38            728            121            528          1,587          5,541          3,287
------------------------------------------------------------------------------------------------------------------------------------
      1,918          5,119             41          3,326            (12)        10,366          1,903         (3,841)        (2,877)
------------------------------------------------------------------------------------------------------------------------------------



         48         (6,718)            24         (1,129)           659           (290)        12,001        119,617          6,918

        669         (1,069)         2,711         (2,912)           335         (5,213)       140,010         36,327        203,173
------------------------------------------------------------------------------------------------------------------------------------
        717         (7,787)         2,735         (4,041)           994         (5,503)       152,011        155,944        210,091
------------------------------------------------------------------------------------------------------------------------------------
 $    2,635     $   (2,668)    $    2,776     $     (715)    $      982     $    4,863     $  153,914     $  152,103     $  207,214
====================================================================================================================================

====================================================================================================================================
  DREYFUS
  VARIABLE
 INVESTMENT                                                      INVESCO VARIABLE
 (CONTINUED)        FEDERATED INSURANCE SERIES FUNDS             INVESTMENT FUNDS               JANUS ASPEN SERIES PORTFOLIOS
=============   ========================================     ========================     ========================================


INTERNATIONAL   HIGH INCOME   INTERNATIONAL                    EQUITY                      AGGRESSIVE                    WORLDWIDE
    VALUE         BOND II       EQUITY II     UTILITY II       INCOME       HIGH YIELD       GROWTH         GROWTH         GROWTH
====================================================================================================================================

 $    1,918     $    5,119     $       41     $    3,326     $      (12)    $   10,366     $    1,903     $   (3,841)    $   (2,877)

         48         (6,718)            24         (1,129)           659           (290)        12,001        119,617          6,918

        669         (1,069)         2,711         (2,912)           335         (5,213)       140,010         36,327        203,173
------------------------------------------------------------------------------------------------------------------------------------
      2,635         (2,668)         2,776           (715)           982          4,863        153,914        152,103        207,214
------------------------------------------------------------------------------------------------------------------------------------

     17,939        203,258          7,237         63,856         19,037        134,822        311,095        607,627        505,696
     (1,780)        (1,776)          (404)        (3,740)            --         (1,994)        (1,457)        (9,223)        (3,717)
         --        (69,189)            --        (58,233)        (6,529)        57,049         93,532       (120,321)        16,880
------------------------------------------------------------------------------------------------------------------------------------

     16,159        132,293          6,833          1,883         12,508        189,877        403,170        478,083        518,859
------------------------------------------------------------------------------------------------------------------------------------
     18,794        129,625          9,609          1,168         13,490        194,740        557,084        630,186        726,073
------------------------------------------------------------------------------------------------------------------------------------
      7,687         31,982             --         27,590             --          7,432          3,236         92,316         78,248
------------------------------------------------------------------------------------------------------------------------------------
 $   26,481     $  161,607     $    9,609     $   28,758     $   13,490     $  202,172     $  560,320     $  722,502     $  804,321
====================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT G

FOR THE YEAR ENDED DECEMBER 31, 1999


====================================================================================================================================
                                                                                                                          NEUBERGER
                                                                                                                           BERMAN
                                                                                                                          ADVISERS
                                                                                                                         MANAGEMENT
                                                                      LAZARD RETIREMENT                                     TRUST
                                                                      SERIES PORTFOLIOS                                  PORTFOLIOS
                                                                  =========================                              ==========
                                                                                                             MITCHELL
                                                                                              LORD ABBETT    HUTCHINS
                                                                                              SERIES FUND  SERIES TRUST    LIMITED
                                                                                              GROWTH AND   GROWTH AND      MATURITY
                                                                    EQUITY       SMALL CAP      INCOME       INCOME          BOND
====================================================================================================================================
Investment income:
  Dividends from investments in portfolio shares ...............  $       388   $        66   $     5,517   $        --   $     309
                                                                  -----------   -----------   -----------   ---------     ---------
Expenses:
  Mortality and expense risk fees ..............................          315            27           616             6         264
  Administrative fees ..........................................           40             4            80             1          34
------------------------------------------------------------------------------------------------------------------------------------
    Total expenses .............................................          355            31           696             7         298
------------------------------------------------------------------------------------------------------------------------------------
        Net investment income (expense) ........................           33            35         4,821            (7)         11
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized appreciation
 (depreciation) of investments:
    Net realized gains (losses) on sales of investments
      in portfolio shares ......................................        3,161          (115)          138            --         (84)
    Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares .......................       (5,024)         (340)        2,927            61         160
------------------------------------------------------------------------------------------------------------------------------------
        Net gain (loss) on investments in portfolio shares .....       (1,863)         (455)        3,065            61          76
------------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets
            from operations ....................................  $    (1,830)  $      (420)  $     7,886   $        54   $      87
====================================================================================================================================

Statements of Changes in Net Assets - Continued


For the Year Ended December 31, 1999

====================================================================================================================================
                                                                                                                          NEUBERGER
                                                                                                                           BERMAN
                                                                                                                          ADVISERS
                                                                                                                         MANAGEMENT
                                                                      LAZARD RETIREMENT                                     TRUST
                                                                      SERIES PORTFOLIOS                                  PORTFOLIOS
                                                                  =========================                              ==========
                                                                                                             MITCHELL
                                                                                              LORD ABBETT    HUTCHINS
                                                                                              SERIES FUND  SERIES TRUST    LIMITED
                                                                                              GROWTH AND   GROWTH AND      MATURITY
                                                                    EQUITY       SMALL CAP      INCOME       INCOME          BOND
====================================================================================================================================
Changes from operations:
  Net investment income (expense) ..............................  $        33   $        35   $     4,821   $        (7)  $      11
    Net realized gains (losses) on sales of
      investments in portfolio shares ..........................        3,161          (115)          138            --         (84)
    Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares .......................       (5,024)         (340)        2,927            61         160
------------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets from operations ..       (1,830)         (420)        7,886            54          87
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
  Net contract purchase payments ...............................       10,037         3,831        17,497         1,233      47,922
  Contract redemptions .........................................         (847)          (37)       (3,560)           --      (2,109)
  Net transfers ................................................      (67,298)       (7,154)           --            --     (18,944)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from contract owners' transactions ....................      (58,108)       (3,360)       13,937         1,233      26,869
------------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets ...............      (59,938)       (3,780)       21,823         1,287      26,956
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year ..................................       70,140         7,475        47,596            --      23,609
------------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of year .............................  $    10,202   $     3,695   $    69,419   $     1,287   $  50,565
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
 NEUBERGER
  BERMAN
 ADVISERS
MANAGEMENT      STRONG
   TRUST       VARIABLE
PORTFOLIOS     INSURANCE
(CONTINUED)      FUNDS                                      VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
===========   ===========                     ==============================================================

                                 STRONG
                 MID CAP       OPPORTUNITY                         EMERGING           HARD              REAL           COMBINED
  PARTNERS      GROWTH II        FUND II           BOND             MARKETS           ASSETS           ESTATE            TOTAL
==================================================================================================================  ===============

  $    707   $           51  $        6,235    $         832         $     --         $     --         $     --        $ 295,859

       175              971           1,876              232              214              107               20           66,903
        23              127             245               30               28               13                3            8,726
-------------------------------------------------------------------------------------------------------------------  --------------
       198            1,098           2,121              262              242              120               23           75,629
-------------------------------------------------------------------------------------------------------------------- --------------
       509           (1,047)          4,114              570             (242)            (120)             (23)         220,230
-------------------------------------------------------------------------------------------------------------------- --------------



     1,695           16,039           1,523             (786)             379             (525)             (17)         898,277

      (518)          53,918          11,123           (1,587)          21,124               91             (240)         838,718
-------------------------------------------------------------------------------------------------------------------  ------------
     1,177           69,957          12,646           (2,373)          21,503             (434)            (257)       1,736,995
-------------------------------------------------------------------------------------------------------------------  -------------
  $  1,686   $       68,910  $       16,760    $      (1,803)   $      21,261   $         (554)  $         (280)     $ 1,957,225
===================================================================================================================  =============



====================================================================================================================================
 NEUBERGER
  BERMAN
 ADVISERS
MANAGEMENT      STRONG
   TRUST       VARIABLE
PORTFOLIOS     INSURANCE
(CONTINUED)      FUNDS                                      VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
===========   ===========                     ==============================================================

                                 STRONG
                 MID CAP       OPPORTUNITY                         EMERGING           HARD              REAL           COMBINED
  PARTNERS      GROWTH II        FUND II           BOND             MARKETS           ASSETS           ESTATE            TOTAL
===================================================================================================================   ============

 $     509   $       (1,047) $        4,114    $         570    $        (242)  $         (120)  $          (23)      $   220,230

     1,695           16,039           1,523             (786)             379             (525)             (17)          898,277

      (518)          53,918          11,123           (1,587)          21,124               91             (240)          838,718
-------------------------------------------------------------------------------------------------------------------   -------------
     1,686           68,910          16,760           (1,803)          21,261             (554)            (280)        1,957,225
-------------------------------------------------------------------------------------------------------------------   -------------

    17,340          117,223         126,886            6,718           34,646             (140)           1,015        13,042,294
       (43)          (2,366)         (8,456)              --             (179)            (141)             (19)         (558,297)
   (19,839)          43,892         (18,400)           3,618            9,334           23,409            3,894                --
-------------------------------------------------------------------------------------------------------------------   -------------
    (2,542)         158,749         100,030           10,336           43,801           23,128            4,890        12,483,997
-------------------------------------------------------------------------------------------------------------------   -------------
      (856)         227,659         116,790            8,533           65,062           22,574            4,610        14,441,222
-------------------------------------------------------------------------------------------------------------------   -------------
    19,150            8,914          19,887           14,308            1,285               --               --         1,249,398
-------------------------------------------------------------------------------------------------------------------   -------------
 $  18,294   $      236,573  $      136,677    $      22,841    $      66,347   $       22,574   $        4,610       $15,690,620
===================================================================================================================   =============

CONSECO VARIABLE ANNUITY ACCOUNT G

NOTES TO FINANCIAL STATEMENTS


DECEMBER 31, 2000 AND 1999


================================================================================
(1) GENERAL

   Conseco Variable Insurance Company (the "Company") established two separate accounts within Conseco Variable Annuity Account G ("Account G"). Both accounts were established on September 26, 1997, and commenced operations on April 29, 1998. Account G is a segregated investment account for individual and group variable annuity contracts, which are registered under the Securities Act of 1933. One account, also named Conseco Variable Annuity Account G ("Variable Account"), which serves the variable annuity portion of the contract, is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The other account, Conseco Variable Interest Adjustment Account ("IAA"), offers investment options which pay fixed rates of interest as declared by the Company for specified periods (one, three and five years) from the date amounts are allocated to the IAA. Prior to May 1, 2000, the interest adjustment account was known as the market value account. Since inception, there have been no funds allocated to the IAA. The IAA is not registered as an investment company under the Investment Company Act of 1940. The operations of Account G are included in the operations of the Company pursuant to the provisions of the Texas Insurance Code. The Company is an indirect wholly owned subsidiary of Conseco, Inc., a publicly-held specialized financial services holding company listed on the New York Stock Exchange.

   Besides the three guarantee periods of the IAA option, the following Variable Account investment options are currently available:

THE ALGER AMERICAN FUND
   Growth Portfolio
   Leveraged AllCap Portfolio
   MidCap Growth Portfolio
   Small Capitalization Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
   Income and Growth Fund
   International Fund
   Value Fund

BERGER INSTITUTIONAL PRODUCTS TRUST
   Growth Fund
   Growth and Income Fund
   International Fund
   New Generation Fund
   Small Company Growth Fund

CONSECO SERIES TRUST
   Balanced Portfolio
   Conseco 20 Focus Portfolio
   Equity Portfolio
   Fixed Income Portfolio
   Government Securities Portfolio
   High Yield Portfolio
   Money Market Portfolio

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

DREYFUS STOCK INDEX FUND

DREYFUS VARIABLE INVESTMENT FUND
   Disciplined Stock Portfolio
   International Value Portfolio

FEDERATED INSURANCE SERIES
   High Income Bond Fund II
   International Equity Fund II
   Utility Fund II

INVESCO VARIABLE INVESTMENT FUNDS, INC.
   Equity Income Fund
   High Yield Fund

JANUS ASPEN SERIES
   Aggressive Growth Portfolio
   Growth Portfolio
   Worldwide Growth Portfolio

LAZARD RETIREMENT SERIES, INC.
   Equity Portfolio
   Small Cap Portfolio

LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio

MITCHELL HUTCHINS SERIES TRUST
   Growth and Income Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
   Limited Maturity Bond Portfolio
   Partners Portfolio

RYDEX VARIABLE TRUST
   Nova Fund
   OTC Fund

SELIGMAN PORTFOLIOS, INC.
   Communications and Information Portfolio
   Global Technology Portfolio

STRONG VARIABLE INSURANCE FUNDS, INC.
   Mid Cap Growth Fund II

STRONG OPPORTUNITY FUND II, INC.

VAN ECK WORLDWIDE INSURANCE TRUST
   Worldwide Bond Fund
   Worldwide Emerging Markets Fund
   Worldwide Hard Assets Fund
   Worldwide Real Estate Fund

   The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION, TRANSACTIONS AND INCOME

   Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares

CONSECO VARIABLE ANNUITY ACCOUNT G

DECEMBER 31, 2000 AND 1999

================================================================================

sold is determined on a first-in first-out basis. Account G does not hold any investments which are restricted as to resale.

   Investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of Account G as of the beginning of the valuation date.

FEDERAL INCOME TAXES

   No provision for federal income taxes has been made in the accompanying financial statements because the operations of Account G are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized gains (losses) are retained in Account G and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

ANNUITY RESERVES

   Deferred annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

(3) PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES

   The aggregate cost of purchases of investments in portfolio shares were $481,324,750 and $77,960,412 for the years ended December 31, 2000 and 1999, respectively. The aggregate proceeds from sales of investments in portfolio shares were $469,858,097 and $65,241,882 for the years ended December 31, 2000 and 1999, respectively.

(4) DEDUCTIONS AND EXPENSES

   Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

   The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

   The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. The Company deducts daily from Account G a fee, which is equal on an annual basis to 1.15 percent of the daily value of the total investments of Account G, for assuming the mortality and expense risks. These fees were $210,452 and $66,903 for the years ended December 31, 2000 and 1999, respectively.

   Pursuant to an agreement between Account G and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to Account G, as well as a minimum death benefit prior to retirement for the contracts. In addition, the Company deducts units from individual contracts annually and upon full surrender to cover an administrative fee of $30, unless the value of the contract is $25,000 or greater. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. There were no sales and administrative charges for the years ended December 31, 2000 and 1999. The Company also deducts daily from Account G a fee, which is equal on an annual basis to 0.15 percent of the daily value of the total investments of Account G, for administrative expenses. These expenses were $27,449 and $8,726 for the years ended December 31, 2000 and 1999, respectively.

   The IAA account is subject to an interest adjustment if the amounts are withdrawn prior to the end of the guarantee period with certain exceptions. This adjustment can be positive or negative depending on the changes in the U.S. Treasury rates during the holding period of the IAA contract. There were no charges for the years ended December 31, 2000 and 1999.

(5) OTHER TRANSACTIONS WITH AFFILIATES

   Conseco Equity Sales, Inc., an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company through various retail broker/dealers including Conseco Securities, Inc., an affiliate of the Company.

(6) NET ASSETS

   Detail for net assets begins on the following page.

CONSECO VARIABLE ANNUITY ACCOUNT G

(6) NET ASSETS


AS OF DECEMBER 31, 2000

====================================================================================================================================
                                                                                                                           AMERICAN
                                                                                                                            CENTURY
                                                                                                                           VARIABLE
                                                                           THE ALGER AMERICAN FUNDS                       PORTFOLIOS
                                                           ============================================================  ==========
                                                                          LEVERAGED         MIDCAP          SMALL         INCOME AND
                                                            GROWTH          ALLCAP          GROWTH      CAPITALIZATION      GROWTH
====================================================================================================================================
Proceeds from sale of units
  less proceeds of units redeemed since inception ..  $   553,683        $ 642,238        $ 427,984        $ 154,990      $ 190,193
Undistributed net investment income (expense) ......      195,177           69,358           46,974           54,020         (6,587)
Undistributed net realized gain (loss) on sales
  of investments ...................................     (250,876)         121,031           29,748           (2,696)       (36,752)
Net unrealized appreciation (depreciation)
  of investments ...................................      (27,627)        (236,287)         (29,776)         (80,798)       (13,747)
------------------------------------------------------------------------------------------------------------------------------------
  Net assets .......................................  $   470,357        $ 596,340        $ 474,930        $ 125,516      $ 133,107
====================================================================================================================================
                                                             AMERICAN CENTURY
                                                            VARIABLE PORTFOLIOS
                                                                (CONTINUED)                   BERGER INSTITUTIONAL PRODUCTS TRUST
                                                        ===========================        ========================================
                                                                                                          GROWTH AND
                                                        INTERNATIONAL       VALUE           GROWTH          INCOME     INTERNATIONAL
====================================================================================================================================
Proceeds from sale of units
  less proceeds of units redeemed since inception ..  $(1,424,390)       $  68,745        $ 133,556        $ 436,636      $     760
Undistributed net investment income (expense) ......       37,369            8,209            2,790              504           (126)
Undistributed net realized gain (loss) on sales
  of investments ...................................    1,467,638           (4,826)           2,515          182,578           (634)
Net unrealized appreciation (depreciation)
  of investments ...................................        2,702           14,290          (29,308)        (105,643)            --
------------------------------------------------------------------------------------------------------------------------------------
   Net assets ......................................  $    83,319        $  86,418        $ 109,553        $ 514,075      $      --
====================================================================================================================================

                                                             BERGER INSTITUTIONAL                    CONSECO SERIES TRUST
                                                          PRODUCTS TRUST (CONTINUED)                      PORTFOLIOS
                                                          ==========================      =========================================
                                                                           SMALL
                                                              NEW         COMPANY                          CONSECO
                                                          GENERATION       GROWTH          BALANCED        20 FOCUS         EQUITY
====================================================================================================================================
Proceeds from sale of units
  less proceeds of units redeemed ..................    $  15,000        $ 459,426        $ 516,118        $  33,952      $ 508,351
Undistributed net investment income (expense) ......          (63)           3,027          131,967              (69)       117,928
Undistributed net realized gain (loss) on sales
  of investments ...................................           (7)           8,347           25,844              146          9,952
Net unrealized appreciation (depreciation)
  of investments ...................................       (6,051)         (85,130)         (91,123)          (8,571)      (109,368)
------------------------------------------------------------------------------------------------------------------------------------
  Net assets .......................................    $   8,879        $ 385,670        $ 582,806        $  25,458      $ 526,863
====================================================================================================================================

                                                                            CONSECO SERIES TRUST
                                                                            PORTFOLIOS (CONTINUED)
                                                           =========================================================
                                                                                                                           DREYFUS
                                                                                                                          SOCIALLY
                                                            FIXED         GOVERNMENT         HIGH           MONEY        RESPONSIBLE
                                                            INCOME        SECURITIES         YIELD          MARKET         GROWTH
====================================================================================================================================
Proceeds from sale of units
  less proceeds of units redeemed since inception ..    $ 171,859        $ 166,698        $  31,495        $15,836,261    $ 232,464
Undistributed net investment income (expense) ......       15,793           12,079              466          293,458          2,860
Undistributed net realized gain (loss) on sales
  of investments ...................................       (6,747)          (4,947)               4               --         10,065
Net unrealized appreciation (depreciation)
  of investments ...................................        4,340            6,631               10               --        (22,171)
------------------------------------------------------------------------------------------------------------------------------------
  Net assets .......................................    $ 185,245        $ 180,461        $  31,975        $16,129,719    $ 223,218
====================================================================================================================================

                         DREYFUS VARIABLE                                                                    INVESCO VARIABLE
                         INVESTMENT FUNDS                      FEDERATED INSURANCE SERIES                    INVESTMENT FUNDS
                    ===========================     ==============================================     ============================
    DREYFUS
     STOCK          DISCIPLINED   INTERNATIONAL     HIGH INCOME     INTERNATIONAL                        EQUITY
     INDEX             STOCK          VALUE           BOND II         EQUITY II       UTILITY II         INCOME          HIGH YIELD
====================================================================================================================================
$  760,218       $  231,922        $  5,447        $  79,646      $  (119,880)        $ 57,639         $ 14,475         $ 31,130
    10,668           (4,312)          3,508           18,227           (1,180)           4,358              701            9,195
    (5,029)         (18,637)         (1,744)         (21,065)         167,900           (1,514)           1,551          (12,372)
   (50,408)          (4,914)           (474)          (9,630)           2,032           (5,214)            (473)          (3,068)
------------------------------------------------------------------------------------------------------------------------------------
$  715,449       $  204,059        $  6,737        $  67,178        $  48,872         $ 55,269         $ 16,254         $ 24,885
====================================================================================================================================

                                                                                         LORD           MITCHELL
                                                            LAZARD RETIREMENT           ABBETT          HUTCHINS
         JANUS ASPEN SERIES PORTFOLIOS                      SERIES PORTFOLIOS           SERIES           SERIES
=============================================          ==========================        FUND             TRUST
  AGGRESSIVE                        WORLDWIDE                                           GROWTH            GROWTH
    GROWTH            GROWTH          GROWTH             EQUITY       SMALL CAP       AND INCOME        AND INCOME
===================================================================================================================
$1,367,129       $  952,712      $  370,350        $   6,951        $  60,201       $   92,490       $    1,233
   117,885          103,316          78,846            1,154              433            7,363               63
    82,982         (195,631)        265,203            3,078              601            1,878               --
  (497,050)         (44,072)         23,261           (1,005)           2,460           16,463              (84)
-------------------------------------------------------------------------------------------------------------------
$1,070,946       $  816,325      $  737,660        $  10,178        $  63,695       $  118,194       $    1,212
===================================================================================================================

                                                                                                         STRONG
        NEUBERGER BERMAN                                                                                VARIABLE
      ADVISERS MANAGEMENT                                                                               INSURANCE
        TRUST PORTFOLIOS               RYDEX VARIABLE TRUST              SELIGMAN PORTFOLIOS              FUNDS
=============================       ==========================      =============================       =========
                                                                    COMMUNICATIONS                                        STRONG
    LIMITED                                                              AND            GLOBAL           MID CAP        OPPORTUNITY
 MATURITY BOND       PARTNERS         NOVA              OTC          INFORMATION      TECHNOLOGY        GROWTH II         FUND II
====================================================================================================================================
     $ 74,800        $  13,248      $  59,802         $220,716         $ 36,106        $  18,900        $ 888,886        $ 121,298
        2,700            3,138            758            3,504            2,855              367           44,829           20,631
         (429)           2,057           (304)          (6,192)          (5,433)          (3,938)          74,607           22,720
        1,350              421         (8,370)         (68,785)         (11,228)          (3,100)        (221,998)         (19,649)
------------------------------------------------------------------------------------------------------------------------------------
     $ 78,421        $  18,864      $  51,886         $149,243         $ 22,300        $  12,229        $ 786,324        $ 145,000
====================================================================================================================================

          VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
============================================================
                  EMERGING          HARD            REAL                                                               COMBINED
   BOND           MARKETS          ASSETS          ESTATE                                                                TOTAL
============================================================                                                           =============
  $ 20,488       $ (587,653)        $ 1,458          $ 1,048                                                           $ 23,936,779
     1,124           (8,556)             18               12                                                              1,406,739
    (4,705)         634,045          (1,476)              37                                                              2,528,573
       893              371              --              148                                                             (1,719,750)
------------------------------------------------------------                                                           -------------
  $ 17,800       $   38,207         $    --          $ 1,245                                                           $ 26,152,341
============================================================                                                           =============

REPORT OF INDEPENDENT ACCOUNTANTS


================================================================================

TO THE BOARD OF DIRECTORS OF CONSECO VARIABLE
INSURANCE COMPANY AND CONTRACT OWNERS OF
CONSECO VARIABLE ANNUITY ACCOUNT G

   In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Conseco Variable Annuity Account G (the "Account") at December 31, 2000, the results of its operations and the changes in its net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio shares owned at December 31, 2000 by correspondence with the funds, provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP

Indianapolis, Indiana
February 12, 2001

--------------------------------------------------------------------------------
                          CONSECO VARIABLE ANNUITY ACCOUNT G
                          SPONSOR
                          Conseco Variable Insurance Company - Carmel, Indiana. DISTRIBUTOR
                          Conseco Equity Sales, Inc. - Carmel, Indiana
                          INDEPENDENT PUBLIC ACCOUNTANTS
                          PricewaterhouseCoopers LLP - Indianapolis, Indiana.

      CONSECO VARIABLE ANNUITY ACCOUNT G IS ISSUED BY CONSECO VARIABLE INSURANCE
              COMPANY THE PRODUCT IS UNDERWRITTEN, AND THE SECURITIES WITHIN ARE
             OFFERED, BY CONSECO EQUITY SALES, INC., A BROKER-DEALER FOR CONSECO VARIABLE INSURANCE COMPANY. BOTH COMPANIES ARE SUBSIDIARIES OF CONSECO,
       INC., A FINANCIAL SERVICES ORGANIZATION HEADQUARTERED IN CARMEL, INDIANA.
               CONSECO, INC., THROUGH ITS SUBSIDIARY COMPANIES, IS ONE OF MIDDLE AMERICA'S LEADING SOURCES FOR INSURANCE, INVESTMENT AND LENDING PRODUCTS,
           HELPING 13 MILLION CUSTOMERS STEP UP TO A BETTER, MORE SECURE FUTURE.

                            CONSECO EQUITY SALES, INC., IS A MEMBER OF THE NASD.


                                              CONSECO VARIABLE INSURANCE COMPANY
                                                 11815 North Pennsylvania Street
                                                           Carmel, Indiana 46032


                                                             CV-210 (2/01) 05961
                                     (C) 2001 Conseco Variable Insurance Company

                                                                 www.conseco.com




INSURANCE INVESTMENTS LENDING
----------------------------------------------------------------- [CONSECO LOGO]